Balance Sheet Components - Schedule of Accrued Expenses (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 356	$ 2,023	$ 3,154
Accrued restructuring (Note 1)	2,072	0
Accrued direct research costs	1,999	764	1,321
Accrued operating expenses	481	432	707
Total accrued expenses	$ 4,908	$ 3,219	$ 6,665